Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		May 31, 2026		May 31, 2025
Short-term investments:
Available-for-sale investments		$ 150,788		$ 130,539
Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	2,166,493		1,744,835
Trading securities	[1]	205,797		128,667
Equity securities with readily determinable fair values		6,930	[2]	7,851	[3]
Available-for-sale investments	[4]	150,788		130,539
Total		2,530,008		2,011,892
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	205,797		128,667
Equity securities with readily determinable fair values		6,930	[2]	7,851	[3]
Total		212,727		136,518
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	2,166,493		1,744,835
Available-for-sale investments	[4]			14,569
Total		2,166,493		1,759,404
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[4]	150,788		115,970
Total		$ 150,788		$ 115,970

[1]	The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.
[2]	The Company measured the fair value of its investments in common shares of listed companies using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[3]	The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[4]	As of May 31, 2026, the fair value of available-for-sale investments amounted to US$150,788, with original cost of US$106,628 and unrealized gain of US$44,160. As of May 31, 2025, the fair value of available-for-sale investments amounted to US$130,539, with original cost of US$89,599 and unrealized gain of US$40,940.